Commitments and Contingencies - Additional Information (Details)								3 Months Ended		12 Months Ended
	Jul. 27, 2020 USD ($)	Jun. 01, 2020 USD ($)	Jan. 29, 2020 USD ($)	Dec. 02, 2019 USD ($)	Aug. 05, 2019 USD ($)	Jul. 01, 2019 USD ($)	Oct. 27, 2016 USD ($)	Mar. 31, 2021 USD ($) Case	Mar. 31, 2020 credit_instrument Case	Dec. 31, 2020 USD ($) Case	Dec. 31, 2019 USD ($) Case
Loss Contingencies [Line Items]
Self-insured reserve (1)								$ 183,000		$ 183,000 [1]	$ 453,000	[1]
Accounts Payable
Loss Contingencies [Line Items]
Self-insured reserve (1)								$ 100,000		200,000
Accounts Payable | Previously Reported
Loss Contingencies [Line Items]
Self-insured reserve (1)										$ 100,000	$ 300,000
Hardin Jesson Action
Loss Contingencies [Line Items]
Litigation settlement amount					$ 300,000
Monthly payment of settlement agreements						$ 13,888
Pending Litigation
Loss Contingencies [Line Items]
Pending litigation | Case								0	11		10
Dismissed Litigation | Ohio | Ohio Attorney General Action
Loss Contingencies [Line Items]
Offer to settle claims							$ 1,000,000
Dismissed Litigation | Ohio | Minimum | Ohio Attorney General Action
Loss Contingencies [Line Items]
Damages sought per claim or falsification							5,000
Dismissed Litigation | Ohio | Maximum | Ohio Attorney General Action
Loss Contingencies [Line Items]
Damages sought per claim or falsification							$ 10,000
Former Patients
Loss Contingencies [Line Items]
Pending litigation | Case										1
Former Patients | Pending Litigation
Loss Contingencies [Line Items]
Pending litigation | Case									1	0	2
Number of claims dismissed | Case										1
Former Patients | Settled Litigation | ARKANSAS
Loss Contingencies [Line Items]
Number of claims settled | Case										1
Litigation settlement amount			$ 40,000
Former Patients | Settled Litigation | ARKANSAS
Loss Contingencies [Line Items]
Number of claims settled | credit_instrument									1
Pending Litigation
Loss Contingencies [Line Items]
Pending litigation | Case								12		12
Pending Litigation | ARKANSAS
Loss Contingencies [Line Items]
Loss contingency claims after disposal of facilities | Case										4
Pending Litigation | GEORGIA | Minimum | State County of Chatham
Loss Contingencies [Line Items]
Damages sought per claim or falsification	$ 10,000	$ 10,000		$ 10,000
Pending Litigation | ARKANSAS
Loss Contingencies [Line Items]
Loss contingency claims after disposal of facilities | Case								4
Current or Prior Tenant's Former Patients | Pending Litigation
Loss Contingencies [Line Items]
Pending litigation | Case								0	10		8
Current or Prior Tenant's Former Patients | Settled Litigation | ARKANSAS
Loss Contingencies [Line Items]
Number of claims settled | credit_instrument									1

[1]	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third party administrator and outside counsel to manage and defend the claims (see Note 14 - Commitments and Contingencies).